Goodwill - Summary of Goodwill (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	[1]	$ 5,940
Balance at end of year		5,882	$ 5,940	[1]
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year		5,940	5,976
Acquisitions		117	0
Disposals of businesses		(36)	(16)
Translation and other, net		(139)	(20)
Balance at end of year		$ 5,882	$ 5,940

[1]	Amounts have been reclassified to reflect the current presentation.